Other assets	12 Months Ended
Dec. 31, 2017
Disclosure of other assets [Abstract]
Disclosure of other assets [Text block]
Table of Contents

Note 14Other assets

Other non-current assets

Other non-current assets in 2017 mainly related to prepaid expenses of EUR 74 million (2016: EUR 90 million).

Other current assets

Other current assets include EUR 186 million (2016: EUR 228 million) accrued income, mainly related to Diagnosis & Treatment businesses and Connected Care & Health Informatics businesses, and EUR 206 million (2016: EUR 258 million) prepaid expense mainly related to Diagnosis & Treatment businesses and Connected Care & Health Informatics businesses.